Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss and credits carryforwards	$ 79,168	$ 67,765
Accrued expenses	31,768	33,087
Share-based compensation	3,068	3,132
Lease obligations	23,284	14,244
Other assets	76	2,442
Total gross deferred tax assets	137,364	120,670
Less: valuation allowance	(25,008)	(14,430)
Total net deferred tax assets	112,356	106,240
Deferred tax liabilities:
Intangible assets and goodwill	(75,325)	(71,420)
Property, buildings and equipment	(106,025)	(132,646)
Lease right-of-use assets	(23,903)	(14,479)
Other liabilities	(5,169)	(3,315)
Total gross deferred tax liabilities	(210,422)	(221,860)
Net deferred tax liability	$ (98,066)	$ (115,620)